Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Tables)	12 Months Ended
Oct. 31, 2021
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Summary of Bank's Provisions
The following table summarizes the Bank’s provisions recorded in other liabilities.

Provisions
(millions of Canadian dollars)
	Restructuring	Litigation and Other	1	Total
Balance as at November 1, 2020	$90	$392		$482
Additions	58	203		261
Amounts used	(72)	(187)		(259)
Release of unused amounts	(11)	(8)		(19)

Foreign currency translation adjustments and other	(8)	(9)		(17)

Balance as at October 31, 2021, before allowance for credit losses for off-balance sheet instruments	$57	$391		$448

Add: Allowance for credit losses for off-balance sheet instruments 2				856
Balance as at October 31, 2021				$1,304

1	Includes onerous contracts for non-lease payments including taxes and estimated operating expenses which are included in Occupancy, including depreciation on the Consolidated Statement of Income.
2	Refer to Note 8 for further details.

Summary of Credit Instruments
The values of credit instruments reported as follows represent the maximum amount of additional credit that the Bank could be obligated to extend should contracts be fully utilized.

Credit Instruments
(millions of Canadian dollars)		As at
	October 31 2021	October 31 2020
Financial and performance standby letters of credit	$31,153	$30,849
Documentary and commercial letters of credit	209	107
Commitments to extend credit 1
Original term-to-maturity of one year or less	54,563	66,902

Original term-to-maturity of more than one year	173,489	166,142
Total	$259,414	$264,000

1	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged
Details of assets pledged against liabilities and collateral assets held or repledged are shown in the following table:

Sources and Uses of Pledged Assets and Collateral 1
(millions of Canadian dollars)		As at
	October 31 2021	October 31 2020
Sources of pledged assets and collateral
Bank assets
Cash and due from banks	$223	$205
Interest-bearing deposits with banks	6,580	5,328
Loans	85,698	112,190
Securities	98,199	103,334

Other assets	475	422

	191,175	221,479
Third-party assets 2
Collateral received and available for sale or repledging	354,873	336,325

Less: Collateral not repledged	(85,248)	(90,177)

	269,625	246,148

	460,800	467,627
Uses of pledged assets and collateral 3
Derivatives	14,864	12,002
Obligations related to securities sold under repurchase agreements	170,314	189,659
Securities borrowing and lending	119,916	104,085
Obligations related to securities sold short	34,424	32,770
Securitization	29,030	32,513
Covered bond	31,152	41,434
Clearing systems, payment systems, and depositories	9,261	8,976
Foreign governments and central banks	1,010	1,148

Other	50,829	45,040
Total	$460,800	$467,627

1	Certain comparative amounts have been restated to conform with the presentation adopted in the current year.
2	Includes collateral received from reverse repurchase agreements, securities borrowing, margin loans, and other client activity.
3	Includes $ 48.7 billion of on-balance sheet assets that the Bank has pledged and that the counterparty can subsequently repledge as at October 31, 2021 (October 31, 2020 – $56.3 billion).